Arrow Investments Trust

Arrow QVM Equity Factor ETF

Enclosed for filing, pursuant to Rule 497(e) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the shares of beneficial interest in the Arrow QVM Equity Factor ETF (the “Fund”), a series of Arrow Investments Trust. The exhibits mirror risk/return summary information for the Fund in a supplement filed with the Securities and Exchange Commission pursuant to Rule 497(e) on June 7, 2017 (Accession Number: 0001580642-17-003414), which is incorporated herein by reference.